CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Pension Plans [Member]	Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]	Cumulative Translation Adjustments [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 1,563.1	$ 0.5	$ 451.0	$ 1,123.2	$ (163.2)	$ (2.0)	$ 181.2	$ (31.8)	$ 4.2
Net earnings	175.1			172.3					2.8
Other comprehensive income:
Pension liability adjustment, net of taxes	(21.8)				(21.8)
Unrealized net gain on derivative instruments, net of taxes	1.6					1.6
Translation adjustments	(9.6)						(10.2)		0.6
Comprehensive income including noncontrolling interest	145.3								3.4
Dividends-noncontrolling interests	(1.3)								(1.3)
Dividends:
Common stock outstanding	(2.5)			(2.5)
Deferred and unvested common stock
Share-based compensation	10.2		7.7					2.5
Exercise of stock options	20.5		(8.8)					29.3
Excess tax benefit on stock options	1.6		1.6
Balance at Dec. 31, 2010	1,736.9	0.5	451.5	1,293.0	(185.0)	(0.4)	171.0	0	6.3
Net earnings	210.9			207.8					3.1
Other comprehensive income:
Pension liability adjustment, net of taxes	(15.7)				(15.7)
Unrealized net gain on derivative instruments, net of taxes	0.4					0.4
Translation adjustments	(36.7)						(36.8)		0.1
Comprehensive income including noncontrolling interest	158.9								3.2
Dividends-noncontrolling interests	(2.8)								(2.8)
Dividends:
Common stock outstanding	(24.3)			(24.3)
Deferred and unvested common stock			0.1	(0.1)
Share-based compensation	11.1		10.1					1.0
Exercise of stock options	8.1		(2.0)					10.1
Purchase of treasury stock	(196.1)							(196.1)
Excess tax benefit on stock options	1.5		1.5
Balance at Dec. 31, 2011	1,693.3	0.5	461.2	1,476.4	(200.7)	0	134.2	(185.0)	6.7
Net earnings	190.1			188.0					2.1
Other comprehensive income:
Pension liability adjustment, net of taxes	(27.9)				(27.9)
Translation adjustments	28.8						29.3		(0.5)
Comprehensive income including noncontrolling interest	191.0								1.6
Dividends-noncontrolling interests	(3.0)								(3.0)
Dividends:
Common stock outstanding	(22.9)			(22.9)
Deferred and unvested common stock			0.2	(0.2)
Share-based compensation	11.3		9.5					1.8
Exercise of stock options	28.0		(11.8)					39.8
Purchase of treasury stock	(99.9)							(99.9)
Equity award modification reclass to liability	0.6		0.6
Excess tax benefit on stock options	5.9		5.9
Balance at Dec. 31, 2012	$ 1,804.3	$ 0.5	$ 465.6	$ 1,641.3	$ (228.6)	$ 0	$ 163.5	$ (243.3)	$ 5.3